EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
Summary of earnings per share

	12/31/2023	12/31/2022	12/31/2021
Income attributable to shareholders of the group	51,615,837	(15,654,911)	(10,521,726)
Weighted average of oustanding ordinary shares (thousands)	442,727	454,274	456,722
Income per share	116.59	(34.46)	(23.04)